GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 8:-	GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

The following table represents the changes in the carrying amounts of the Company’s total goodwill:

Carrying Amount

Balance as of December 31, 2019 and 2020	$19,206
Addition from acquisition	531,174

Balance as of December 31, 2021	$550,380

Intangible Assets, Net

Definite-lived intangible assets, net consist of the following:

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life
				(In years)
December 31, 2021
Merchant/Network affiliate relationships	$146,547	$(10,879)	$135,668	4.17
Technology	73,403	(20,616)	52,787	4.66
Publisher relationships	42,933	(3,640)	39,293	3.67
Tradenames	23,997	(2,711)	21,286	2.67
Customer relationships	12,256	(10,367)	1,889	2.08
Total	$299,136	$(48,213)	$250,923

December 31, 2020
Technology	$16,855	$(15,686)	$1,169	0.73
Customer relationships	12,256	(9,520)	2,736	3.25
Total	$29,111	$(25,206)	$3,905

Amortization expenses related to intangible assets amounted to $23,007, $2,560 and $3,421 for the years ended December 31, 2021, 2020 and 2019, respectively.

The estimated future amortization expense of definite-lived intangible assets as of December 31, 2021 is as follows:

Year ended December 31:

2022	$63,492
2023	63,462
2024	60,072
2025	50,968
2026	12,929

$250,923